INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
Income taxes are recognized for the amount of taxes payable by our company and its corporate subsidiaries, and for the impact of deferred tax assets and liabilities related to such subsidiaries.
(a)Deferred Income Tax Balances
The sources of deferred income tax balances are as follows:

	As of December 31,
US$ MILLIONS	2022	2021
Deferred income tax assets
Financial instruments and other	$41	$17
Tax losses carried forward	37	43
	$78	$60
Deferred income tax liabilities
Long-lived assets	$(1,573)	$(1,646)
Net deferred income tax liabilities	$(1,495)	$(1,586)
Reflected in the statement of financial position as follows:
Deferred tax assets	$43	$52
Deferred tax liabilities	(1,538)	(1,638)
Net deferred tax liabilities	$(1,495)	$(1,586)
The deferred tax asset related to losses available for carry forward includes $37 million (2021: $43 million) of tax benefits that have been recognized based on projections of future taxable profits.
The sources of deferred income tax balances and movements are as follows:

		Recognized in
US$ MILLIONS	Jan. 1, 2022	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/Dispositions	Dec. 31, 2022
Deferred tax assets related to non-capital losses and capital losses	$43	$(1)	$—	$(5)	$—	$37
Deferred tax liabilities related to differences in tax and book basis, net	(1,629)	80	(14)	31	—	(1,532)
Net deferred tax liabilities	$(1,586)	$79	$(14)	$26	$—	$(1,495)

		Recognized in
US$ MILLIONS	Jan. 1, 2021	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/Dispositions	Dec. 31, 2021
Deferred tax assets related to non-capital losses and capital losses	$34	$9	$—	$—	$—	$43
Deferred tax liabilities related to differences in tax and book basis, net	(1,434)	(180)	(121)	66	40	(1,629)
Net deferred tax liabilities	$(1,400)	$(171)	$(121)	$66	$40	$(1,586)

(1)Other items relate to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.
The amount of non-capital losses for which no deferred income tax assets have been recognized is approximately $86 million (2021: $81 million). Deferred tax assets not recognized relating to non-capital losses of $2 million (2021: $3 million) will be carried forward indefinitely and $84 million (2021: $78 million) will be carried forward for greater than five years from the reporting date.
(b)Income Tax Recognized in Income or Loss
The major components of income tax expense include the following:

	For the year ended December 31,
US$ MILLIONS	2022	2021	2020
Tax expense comprises:
Current income tax expense	$341	$234	$167
Deferred income tax expense
Origination and reversal of temporary differences	16	59	67
Change in tax rates or the imposition of new taxes	—	96	27
Deferred tax assets (recognized)/not recognized	(95)	16	8
Total income tax expense	$262	$405	$269
Income tax on income before tax and non-controlling interests reconciles to tax expense as follows:
Net income before income tax and non-controlling interests	$1,881	$432	$37
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	576	179	70
Change in tax rates and new legislation	—	96	27
International operations subject to different tax rates	(1)	(2)	(3)
Taxable income attributable to non-controlling interests	(2)	(4)	(5)
Portion of gains subject to different tax rates	—	(37)	—
Deferred tax assets (recognized)/not recognized	(95)	16	8
Foreign exchange	12	2	17
Non-deductible dividends on exchangeable shares	42	30	18
Non-deductible remeasurement adjustments on exchangeable and class B shares	(280)	119	136
Permanent differences and other	10	6	1
Income tax expense recognized in profit or loss	$262	$405	$269
Our company has no temporary differences associated with investments in subsidiaries for which no deferred income taxes have been provided.
(c)Income Tax Recognized Directly in Other Comprehensive Income

	For the year ended December 31,
US$ MILLIONS	2022	2021	2020
Deferred tax arising on income and expenses recognized in other comprehensive income
Revaluation of property, plant and equipment	$25	$121	$67
Cash flow hedges	(19)	—	1
Other	8
Total income tax recognized directly in other comprehensive income	$14	$121	$68